Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Level III [Member] $ in Thousands	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate | $	$ 553	$ 636
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	3.9	1.2
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.035	0.051
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	26.9	26.5
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.060	0.075
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	16	10.9
Impaired Loans [Member] | Valuation Technique, Discounted Cash Flow [Member] | Weighted Average [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	0.053	0.059
Other Real Estate Owned [Member] | Appraisal of Collateral [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Estimate | $	$ 99	$ 99
Impaired loan, measurement input	(0.10)	(0.10)
Other Real Estate Owned [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loan, measurement input	(0.33)	(0.33)